Employee Benefit Plans (Details) $ in Thousands	6 Months Ended	11 Months Ended	12 Months Ended
	Jun. 21, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2021 USD ($) plan
Defined Contribution Plan Disclosure [Line Items]
Number of contribution plans | plan			6
Percent of employee contributions			50.00%
Employer matching contributions of gross pay			6.00%
Expense for matching contributions, included in:	$ 0	$ 187	$ 2,299
Cost of sales
Defined Contribution Plan Disclosure [Line Items]
Expense for matching contributions, included in:	0	187	2,143
Selling, general and administrative
Defined Contribution Plan Disclosure [Line Items]
Expense for matching contributions, included in:	$ 0	$ 0	$ 156
Roccor 401(k)
Defined Contribution Plan Disclosure [Line Items]
Percent of employee contributions			100.00%
Employer matching contributions of gross pay			4.00%
LoadPath 401(k)
Defined Contribution Plan Disclosure [Line Items]
Percent of employee contributions			100.00%
Employer matching contributions of gross pay			6.00%
Oakman 401(k)
Defined Contribution Plan Disclosure [Line Items]
Employer contributions, first threshold			100.00%
Employer matching contributions of gross pay, first threshold			3.00%
Employer contributions, second threshold			50.00%
Employer matching contributions of gross pay, second threshold			2.00%
DPSS 401(k)
Defined Contribution Plan Disclosure [Line Items]
Employer contributions, first threshold			100.00%
Employer matching contributions of gross pay, first threshold			3.00%
Employer contributions, second threshold			50.00%
Employer matching contributions of gross pay, second threshold			2.00%
Techshot 401(k)
Defined Contribution Plan Disclosure [Line Items]
Percent of employee contributions			50.00%
Employer matching contributions of gross pay			8.00%